Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation—The accompanying unaudited condensed consolidated financial statements have been prepared by the Company in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial reporting and as required by Rule 10-01 of Regulation S-X. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of items of a normal and recurring nature) necessary to present fairly the financial position as of September 30, 2019, the results of operations for the three and nine months ended September 30, 2018 and 2019, the statements of stockholder’s equity for the three and nine months ended September 30, 2018 and 2019, and cash flows for the nine months ended September 30, 2018 and 2019. The results of operations for the three and nine months ended September 30, 2019 are not necessarily indicative of the results to be expected for the full year.

The condensed consolidated balance sheet as of December 31, 2018 included herein was derived from the Company’s audited consolidated financial statements as of that date, but does not include all of the information and notes required by GAAP for complete financial statements. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in this Quarterly Report on Form 10-Q should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2018, included in the Company’s final prospectus filed with the Securities and Exchange Commission pursuant to Rule 424(b) under the Securities Act of 1933, as amended (the “Securities Act”), on June 13, 2019 (the “Prospectus”).

Basis of Presentation—The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates

Use of Estimates—Preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period covered by the financial statements and accompanying notes. The most significant estimates relate to the determination of fair value of the Company’s common stock and stock-based compensation, prior to the Company’s IPO. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from those estimates.

Use of Estimates—Preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period covered by the financial statements and accompanying notes. The most significant estimates relate to the determination of fair value of the Company’s common stock and stock-based compensation. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation—The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in consolidation.

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments—The Company’s financial instruments, including net accounts receivable, accounts payable, and accrued and other current liabilities are carried at historical cost. At September 30, 2019, the carrying amounts of these instruments approximated their fair values because of their short-term nature. The credit facility is carried at amortized cost and at December 31, 2018 and September 30, 2019, respectively, the carrying amount approximates fair value as the stated interest rate approximates market rates currently available to the Company. The Company estimates the fair value of the borrowings under the Horizon Term Loan to be approximately $14.7 million at each of December 31, 2018 and September 30, 2019. The Company considers the inputs utilized to determine the fair value of the borrowings to be Level 2 inputs. The Company’s financial instruments of cash and restricted cash consist of Level 1 assets at September 30, 2019. The Company’s cash and restricted cash was approximately $36.1 million and included savings deposits and overnight investments at September 30, 2019.

Assets and liabilities recorded at fair value on a recurring basis in the condensed consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3—Unobservable inputs that are supported by little or no market data for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair Value of Financial Instruments—The Company’s financial instruments, including cash, restricted cash, net accounts receivable, accounts payable, and accrued and other current liabilities are carried at historical cost. At December 31, 2017 and 2018, the carrying amounts of these instruments approximated their fair values because of their short-term nature. The term loans and credit facility are carried at amortized cost and at December 31, 2018, the carrying amount approximates fair value as the stated interest rate approximates market rates currently available to the Company.

Assets and liabilities recorded at fair value on a recurring basis in the Consolidated Balance Sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3—Unobservable inputs that are supported by little or no market data for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Restricted Cash

Restricted Cash—The Company has restricted cash with its primary banks for use as collateral with its credit cards and required minimum restricted capital for its Chinese subsidiary which commenced operations in 2017. As of December 31, 2017, the Company has classified $0.3 million in prepaid and other current assets for collateral of its credit cards and $0.3 million cash for its Chinese subsidiary, within other non-current assets, as restricted cash. As of December 31, 2018, the Company has classified $0.6 million in prepaid and other current assets for collateral of its credit cards and $0.1 million cash for its Chinese subsidiary, within other non-current assets, as restricted cash, on the Consolidated Balance Sheets.

Accounts Receivable

Accounts Receivable—Accounts receivable are stated at historical cost less allowance for doubtful accounts. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on past history of write-offs, collections and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. The Company generally does not require any security or collateral to support its receivables. The Company performs on-going evaluations of its customers and maintains an allowance for bad and doubtful receivables. At December 31, 2017 and 2018, the allowance for doubtful accounts was $0.5 million and $0.0 million, respectively.

Concentration of Credit Risk

Concentration of Credit Risk—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company maintains cash and restricted cash with various domestic and foreign financial institutions of high credit quality. The Company performs periodic evaluations of the relative credit standing of all of the aforementioned institutions.

The Company’s accounts receivables are derived from sales contracts with a large number of customers. The Company maintains reserves for potential credit losses on customer accounts when deemed necessary.

Significant customers are those which represent more than 10% of the Company’s total net revenue or gross accounts receivable balance at the balance sheet date. During the years ended December 31, 2017 and 2018, the Company had no customer that accounted for 10% or more of total net revenue. In addition, as of December 31, 2017 and 2018, the Company has no customer that accounted for 10% or more of gross accounts receivable. As of December 31, 2017 and 2018, approximately 90% and 79%, respectively, of its accounts receivable is held by the Company’s sales platform vendor Amazon, which collects money on the Company’s behalf from its customers.

The Company’s business is reliant on one key vendor which currently provides the Company with its sales platform, logistics and fulfillment operations, including certain warehousing for the Company’s net goods, and invoicing and collection of its revenue from the Company’s end customers. In 2017, approximately 98% of the Company’s revenue was through or with the Amazon sales platform and in 2018, 95% of its net revenue was through or with the Amazon sales platform.

Property and Equipment

Property and Equipment—Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is provided for using the straight-line method over the estimated useful lives of the assets. Capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset. Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred.

The estimated useful lives for significant property and equipment categories are as follows:

Computer equipment and software	3 years
Furniture, fixtures, and equipment	3-5 years
Leasehold improvements and capital leases	Shorter of remaining lease term or estimated useful life

Income Taxes

Income Taxes—The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to operating loss carry-forwards and temporary differences between financial statement bases of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in the income tax rates on deferred tax asset and liability balances is recognized in income in the period that includes the enactment date of such rate change. A valuation allowance is recorded for loss carry-forwards and other deferred tax assets when it is determined that it is more likely than not that such loss carry-forwards and deferred tax assets will not be realized. The Company recognizes the tax benefits on any uncertain tax positions taken or expected to be taken in the consolidated financial statements when it is more likely than not the position will be realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes estimated interest and penalties related to uncertain tax positions as a part of the provision for income taxes.

Revenue Recoginition

Revenue Recognition—The Company accounts for revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.

The Company derives its revenue from the sale of consumer products. The Company sells its products directly to consumers through online retail channels and through wholesale channels.

For direct to consumer sales, the Company considers customer order confirmations to be a contract with the customer. Customer confirmations are executed at the time an order is placed through third party online channels. For wholesale sales, the Company considers the customer purchase order to be the contract.

For all of the Company’s sales and distribution channels, revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied), which typically occurs at shipment date. As a result, the Company has a present and unconditional right to payment and record the amount due from the customer in accounts receivable.

Revenue from consumer product sales is recorded at the net sales price (transaction price), which includes an estimate of future returns based on historical return rates. There is judgment in utilizing historical trends for estimating future returns. The Company’s refund liability for sales returns was $0.3 million and $0.5 million at December 31, 2018 and September 30, 2019, respectively, which is included in accrued liabilities and represents the expected value of the refunds that will be due to its customers.

The Company evaluated principal versus agent considerations to determine whether it is appropriate to record platform fees paid to Amazon as an expense or as a reduction of revenue. Platform fees are recorded as sales and distribution expense and are not recorded as a reduction of revenue because the Company owns and controls all the goods before they are transferred to the customer. The Company can, at any time, direct Amazon and similarly with other third party logistics providers (“Logistics Providers”) to return the Company’s inventory to any location specified by the Company. Any returns made by customers directly to Logistics Providers are the responsibility of the Company to make customers whole and the Company retains the back-end inventory risk. Further, the Company is subject to credit risk (i.e., credit card chargebacks), establishes the prices of its products, can determine who fulfills the goods to the customer (Amazon, a Logistics Provider or the Company) and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in this arrangement.

Performance Obligations. A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in ASC Topic 606. A contract’s transaction price is recognized as revenue when the performance obligation is satisfied. Each of the Company’s contracts have a single distinct performance obligation, which is the promise to transfer individual goods.

For consumer product sales, the Company has elected to treat shipping and handling as fulfillment activities, and not a separate performance obligation. Accordingly, the Company recognizes revenue for its single performance obligation related to product sales at the time control of the merchandise passes to the customer, which is generally at the time of shipment. The Company bills customers for charges for shipping and handling on certain sales and such charges are recorded as part of net revenue. For the three months ended September 30, 2018 and 2019, the Company had no shipping and handling revenue. For the nine months ended September 30, 2018 and 2019, shipping and handling revenue was less than $0.1 million and $0.1 million, respectively.

For each contract, the Company considers the promise to transfer products to be the only identified performance obligation. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled.

All of the Company’s revenues as reflected on the condensed consolidated statements of operations for the three and nine months ended September 30, 2018 and 2019 are recognized at a point in time.

Sales taxes. Consistent with prior periods, sales taxes collected from customers are presented on a net basis and as such are excluded from net revenue.

Net Revenue by Category. The following table sets forth the Company’s net revenue disaggregated by sales channel and geographic region based on the billing addresses of its customers:

	Three Months Ended September 30, 2018 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$24,343	$136	$116	$24,595
Other	77	—	—	77

Total net revenue	$24,420	$136	$116	$24,672

	Three Months Ended September 30, 2019 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$40,007	$259	$318	$40,584
Other	19	—	—	19

Total net revenue	$40,026	$259	$318	$40,603

	Nine Months Ended September 30, 2018 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$49,498	$3,668	$184	$53,350
Other	164	62	—	226

Total net revenue	$49,662	$3,730	$184	$53,576

	Nine Months Ended September 30, 2019 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$86,312	$1,171	$1,248	$88,731
Other	86	—	—	86

Total net revenue	$86,398	$1,171	$1,248	$88,817

Net Revenue by Product Categories. The following table sets forth the Company’s net revenue disaggregated by product categories:

	Three Months Ended September 30,
	2018	2019
	(in thousands)
Environmental appliances (i.e., dehumidifiers and air conditioners)	$16,329	$27,083
Small home appliances	3,669	8,100
Cosmetics, skincare, and heath supplements	80	2,569
Cookware, kitchen tools and gadgets	2,954	1,320
Hair appliances and accessories	935	732
Portable projectors, speakers and headphones	62	30
All others	527	451

Total net product revenue	24,556	40,285
Managed SaaS	116	318

Total net revenue	$24,672	$40,603

	Nine Months Ended September 30,
	2018	2019
	(in thousands)
Environmental appliances (i.e., dehumidifiers and air conditioners)	$27,601	$52,757
Small home appliances	10,776	17,426
Cosmetics, skincare, and heath supplements	84	8,346
Cookware, kitchen tools and gadgets	9,463	5,279
Hair appliances and accessories	2,991	2,590
Portable projectors, speakers and headphones	567	160
All others	1,910	1,011

Total net product revenue	53,392	87,569
Managed SaaS	184	1,248

Total net revenue	$53,576	$88,817

Revenue Recognition—The Company accounts for revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 606, Revenue from Contracts with Customers. The Company adopted ASC Topic 606 as of January 1, 2017 using the full retrospective method. The standard did not affect the Company’s consolidated net loss, financial position, or cash flows. There were no changes to the timing of revenue recognition as a result of the adoption.

The Company derives its revenue from the sale of consumer products. The Company sells its products directly to consumers through online retail channels and through wholesale channels.

For direct to consumer sales, the Company considers customer order confirmations to be a contract with the customer. Customer confirmations are executed at the time an order is placed through third party online channels. For wholesale sales, the Company considers the customer purchase order to be the contract.

For all of the Company’s sales and distribution channels, revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied), which typically occurs at shipment date. As a result, the Company has a present and unconditional right to payment and record the amount due from the customer in accounts receivable.

Revenue from consumer product sales is recorded at the net sales price (transaction price), which includes an estimate of future returns based on historical return rates. There is judgment in utilizing historical trends for estimating future returns. The Company’s refund liability for sales returns was $0.2 million and $0.3 million at December 31, 2017 and 2018, respectively, which is included in accrued liabilities and represents the expected value of the refund that will be due to its customers.

The Company evaluated principal versus agent considerations to determine whether it is appropriate to record platform fees paid to Amazon as an expense or as a reduction of revenue. Platform fees are recorded as sales and distribution expense and are not recorded as a reduction of revenue because it owns and controls all the goods before they are transferred to the customer. The Company can, at any time, direct Amazon and similarly with other 3rd party logistics providers (“Logistics Providers”), to return the Company’s inventory to any location specified by the Company. Any returns made by customers directly to Logistic Providers is the responsibility of the Company to make customers whole and the Company retains the back-end inventory risk. Further, the Company is subject to credit risk (i.e., credit card chargebacks), establishes prices of its products, can determine who fulfills the goods to the customer (Amazon or the Company) and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in this arrangement.

Performance Obligations. A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in ASC Topic 606. A contract’s transaction price is recognized as revenue when the performance obligation is satisfied. Each of the Company’s contracts have a single distinct performance obligation, which is the promise to transfer individual goods.

For consumer product sales, the Company has elected to treat shipping and handling as fulfillment activities, and not a separate performance obligation. Accordingly, the Company recognizes revenue for its single performance obligation related to product sales at the time control of the merchandise passes to the customer, which is generally at the time of shipment. The Company bills customers for charges for shipping and handling on certain sales and such charges are recorded as part of net revenue. Shipping and handling revenue for year-end December 31, 2017 and 2018 were less than $0.1 million and $0.0 million, respectively.

For each contract, the Company considers the promise to transfer products to be the only identified performance obligation. In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled.

All of the Company’s revenues as reflected on the consolidated statements of operations for the years ended December 31, 2017 and 2018 are recognized at a point in time.

Sales taxes—Consistent with prior periods, sales taxes collected from customers are presented on a net basis and as such are excluded from net revenue.

Net Revenue by Category: The following table sets forth the Company’s net revenue disaggregated by sales channel and geographic region based on the billing addresses of its customers:

	Direct	Year-Ended December 31, 2017
		Wholesale	Managed SaaS	Total
North America	$35,356	$491	$—	$35,847
Other	612	—	—	612

Total net revenue	$35,968	$491	$—	$36,459

	Direct	Year-Ended December 31, 2018
		Wholesale	Managed SaaS	Total
North America	$68,884	$3,666	$496	$73,046
Other	171	62	—	233

Total net revenue	$69,055	$3,728	$496	$73,279

Net Revenue by Product Categories: The following table sets forth the Company’s net revenue disaggregated by product categories:

	Year-ended December 31,
	2017	2018
Cookware, kitchen tools and gadgets	$12,057	$11,463
Environmental appliances (i.e., dehumidifiers and air conditioners)	7,815	34,017
Hair appliances and accessories	6,196	6,510
Small home appliances	4,242	14,800
Portable projectors, speakers and headphones	2,327	438
Batteries, chargers and other related accessories	1,208	1,760
Cosmetics, skincare, and heath supplements	—	2,464
All others	2,614	1,331

Total net product revenue	36,459	72,783
Managed SaaS	—	496

Total net revenue	$36,459	$73,279

Net Revenue Disaggregated by Product Categories

Net Revenue by Product Categories. The following table sets forth the Company’s net revenue disaggregated by product categories:

	Three Months Ended September 30,
	2018	2019
	(in thousands)
Environmental appliances (i.e., dehumidifiers and air conditioners)	$16,329	$27,083
Small home appliances	3,669	8,100
Cosmetics, skincare, and heath supplements	80	2,569
Cookware, kitchen tools and gadgets	2,954	1,320
Hair appliances and accessories	935	732
Portable projectors, speakers and headphones	62	30
All others	527	451

Total net product revenue	24,556	40,285
Managed SaaS	116	318

Total net revenue	$24,672	$40,603

	Nine Months Ended September 30,
	2018	2019
	(in thousands)
Environmental appliances (i.e., dehumidifiers and air conditioners)	$27,601	$52,757
Small home appliances	10,776	17,426
Cosmetics, skincare, and heath supplements	84	8,346
Cookware, kitchen tools and gadgets	9,463	5,279
Hair appliances and accessories	2,991	2,590
Portable projectors, speakers and headphones	567	160
All others	1,910	1,011

Total net product revenue	53,392	87,569
Managed SaaS	184	1,248

Total net revenue	$53,576	$88,817

Net Revenue by Product Categories: The following table sets forth the Company’s net revenue disaggregated by product categories:

	Year-ended December 31,
	2017	2018
Cookware, kitchen tools and gadgets	$12,057	$11,463
Environmental appliances (i.e., dehumidifiers and air conditioners)	7,815	34,017
Hair appliances and accessories	6,196	6,510
Small home appliances	4,242	14,800
Portable projectors, speakers and headphones	2,327	438
Batteries, chargers and other related accessories	1,208	1,760
Cosmetics, skincare, and heath supplements	—	2,464
All others	2,614	1,331

Total net product revenue	36,459	72,783
Managed SaaS	—	496

Total net revenue	$36,459	$73,279

Inventory and cost of goods sold

Inventory and cost of goods sold—The Company’s inventory consists almost entirely of finished goods. The Company currently records inventory on its balance sheet on a first-in first-out (“FIFO”) basis, or net realizable value, if it is below the Company’s recorded cost. The Company’s costs include the amounts it pays manufacturers for product, tariffs and duties associated with transporting product across national borders, and freight costs associated with transporting the product from its manufacturers to its warehouses, as applicable.

The “Cost of goods sold” line item in the consolidated statements of operations is comprised of the book value of inventory sold to customers during the reporting period. When circumstances dictate that the Company use net realizable value as the basis for recording inventory, it bases its estimates on expected future selling prices less expected disposal costs.

Sales and Distribution

Sales and Distribution—Sales and distribution expenses consist of online advertising costs, marketing and promotional costs, sales and platform commissions, fulfillment, including shipping and handling, warehouse costs and employee compensation and benefits. Costs associated with the Company’s advertising and sales promotion are expensed as incurred and are included in sales and distribution expenses. For the years ended December 31, 2017 and 2018, the Company recognized $2.9 million and $4.5 million, respectively, for advertising costs, which consists primarily of online advertising expense. Shipping and handling expense are included in the Company’s consolidated statements of operations within sales and distribution expenses. This includes pick and pack costs and outbound transportation costs to ship goods to customers performed by e-commerce platforms or incurred directly by the Company’s own fulfillment operations. The Company’s expense for shipping and handling was $8.2 million and $11.4 million during fiscal 2017 and 2018, respectively.

Research and Development

Research and Development—Research and development expenses include compensation and employee benefits for technology development employees, travel related costs, and fees paid to outside consultants related to development of the Company’s owned intellectual property.

General and Administrative

General and Administrative—General and administrative expenses include compensation and employee benefits for executive management, finance administration, legal, and human resources, facility costs, travel, professional service fees and other general overhead costs.

Stock-Based Compensation

Stock-Based Compensation—Stock-based compensation expense to employees is measured based on the grant-date fair value of the awards and recognized in the consolidated statements of operations over the period during which the employee is required to perform services in exchange for the award (the vesting period of the award). The Company estimates the fair value of stock options granted using the Black-Scholes option valuation model.

The Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the fair value of the Company’s underlying common stock, the expected term of stock options, the expected volatility of the price of its common stock, risk-free interest rates and the expected dividend yield of its common stock. The assumptions used in the Company’s option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future.

These assumptions are estimated as follows:

•	Fair Value of Common Stock. Because the Company’s common stock is not publicly traded, it must estimate the fair value of common stock, as discussed in the section “Common Stock Valuation” below.

•

Risk-Free Interest Rate. The Company based the risk-free interest rate used in the Black-Scholes valuation model on the implied yield available on U.S. Treasury zero-coupon bonds with an equivalent remaining term of the stock options for each stock option group.

•

Expected Term. The Company determines the expected term based on the average period the stock options are expected to remain outstanding generally calculated as the midpoint of the stock options vesting term and contractual expiration period, as it does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

•

Expected Volatility. The Company determines the price volatility factor based on the historical volatility of publicly-traded industry peers. To determine its peer group of companies, the Company considers public companies in the technology industry and selects those that are similar to the Company in size, stage of life cycle and financial leverage. The Company does not rely on implied volatilities of traded options in its industry peers’ common stock because the volume of activity is relatively low.

•	Expected Dividend Yield. The Company has not paid and does not anticipate paying any cash dividends in the foreseeable future and, therefore, use an expected dividend yield of zero.

If any of the assumptions used in the Black-Scholes option-pricing model changes significantly, stock-based compensation for future awards may differ materially compared with the awards granted previously. The Company recognizes forfeitures as they occur, which results in a reduction in compensation expense at the time of forfeiture.

Common Stock Valuation

Common Stock Valuation The fair value of the Company’s common stock underlying stock options has historically been determined by its board of directors, with assistance from management and contemporaneous third-party valuations. Given the absence of a public trading market for its common stock and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately Held Company Equity Securities Issued as Compensation, or the Practice Aid, the Company’s board of directors has exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of its common stock at each grant date. These factors include:

•	contemporaneous third-party valuations of the Company’s common stock;

•	the Company’s operating and financial performance;

•	current business conditions and projections;

•

the likelihood of achieving a liquidity event for the shares of common stock underlying these stock options, such as an initial public offering or sale of the company, given prevailing market conditions;

•	the lack of marketability of the Company’s common stock;

•	the market performance of comparable publicly-traded e-commerce and technology companies; and

•	the U.S. and global economic and capital market conditions and outlook.

In determining the fair value of the Company’s common stock, it estimated the enterprise value of its business using the market approach and the income approach. Under the income approach, forecast cash flows are discounted to the present value at a risk-adjusted discount rate. The valuation analyses determine discrete free cash flows over several years based on forecast financial information provided by the Company’s management and a terminal value for the residual period beyond the discrete forecast, which are discounted at its estimated weighted-average cost of capital to estimate its enterprise value. Under the market approach, a group of guideline publicly-traded companies with similar financial and operating characteristics as the Company is selected, and valuation multiples based on the guideline public companies’ financial information and market data are calculated. Based on the observed valuation multiples, an appropriate multiple was selected to apply to the Company’s historical and forecasted revenue results. The estimated enterprise value is then allocated to the common stock using the Option Pricing Method (OPM), and the Probability Weighted Expected Return Method (PWERM), or the hybrid method. The hybrid method applied the PWERM utilizing the probability of an exit scenario, and the OPM was used in the remaining private scenario.

For options granted prior to October 2018, the Company has used a hybrid method to determine the fair value of its common stock. Under the hybrid method, multiple valuation approaches were used and then combined into a single probability weighted valuation using a PWERM. The Company’s approach for options granted starting in October 1, 2018 included the use of an initial public offering scenario and a scenario assuming continued operation as a private entity. Following the closing of the Company’s initial public offering, the fair value per share of its common stock for purposes of determining stock-based compensation will be the closing price of its common stock as reported on the applicable grant date.

Deferred Offering Costs

Deferred offering costs—Deferred offering costs, which consist of direct incremental legal, consulting, banking and accounting fees relating to anticipated equity offerings, are capitalized and will be offset against proceeds upon the consummation of the offerings within stockholders’ equity. In the event an anticipated offering is terminated, deferred offering costs will be expensed. As of December 31, 2017, there were no capitalized deferred offering costs in the consolidated balance sheets. As of December 31, 2018, there were $1.2 million of deferred offering costs categorized in prepaids and other current assets in the consolidated balance sheets.

Foreign Currency

Foreign Currency—The functional currency of the Company’s foreign subsidiaries is the local currency. All assets and liabilities of foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenues and expenses are translated at the average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into U.S. dollars is reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive income loss. Foreign currency transaction gains and losses resulting from or expected to result from transactions denominated in a currency other than the functional currency are recognized in other expense, net in the consolidated statements of operations. The Company recorded net loss from foreign currency transactions of less than $0.1 million and less than $0.1 million for the years ended December 31, 2017 and 2018.

Net Loss Per Share

Net Loss Per Share—The Company computes basic earnings per share using the weighted-average number of shares of common stock outstanding during the period. For periods in which the Company reports net losses, diluted net loss per share attributable to stockholders is the same as basic net loss per share attributable to stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Segment Information		Segment Information—The Company reports segment information in accordance with ASC Topic No. 280 “Segment Reporting.” The Company has one reportable segment.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Jumpstart Our Business Startups Act of 2012 permits an emerging growth company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies. The Company has elected to use this extended transition period until it is no longer an emerging growth company or until it affirmatively and irrevocably opts out of the extended transition period. As a result, the Company’s financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Adopted Accounting Standards

In November 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows: Restricted Cash (Topic 230) (“ASU 2016-18”). ASU 2016-18 requires that the statement of cash flows explains the change during the period in the total cash and restricted cash. Therefore, amounts generally described as restricted cash should be included with cash when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. ASU 2016-18 requires retrospective application for all periods presented and as a result the Company has recasted its condensed statement of cash flows for the nine months ended September 30, 2018 to reflect the adoption of ASU 2016-18, which was implemented on January 1, 2019.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718) Scope of Modification Accounting, which provides guidance on the various types of changes which would trigger modification accounting for share-based payment awards. In summary, an entity would not apply modification accounting if the fair value, vesting conditions and classification of the awards are the same immediately before and after the modification. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The amendments are applied prospectively to awards modified on or after the adoption date. The new guidance was adopted on January 1, 2019 with no material impact on the condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires lessees to record most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. This ASU is effective for all annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220) (“ASU 2018-02”). ASU 2018-02 addresses the effect of the change in the U.S. federal corporate tax rate due to the enactment of the December 22, 2017 Tax Act on items within accumulated other comprehensive income (loss). The guidance will be effective for all annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

On August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. This ASU is effective for all annual reporting periods beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-based Payment Accounting, which expands the scope of ASC Topic 718, Compensation—Stock Compensation, which currently only includes share-based payments issued to employees, to also include share-based payments issued to nonemployees for goods and services. This ASU is effective for all annual reporting periods beginning after December 15, 2019, including interim periods therein. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

Recent Accounting Pronouncements

The JOBS Act permits an emerging growth company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies. The Company has elected to use this extended transition period until it is no longer an emerging growth company or until it affirmatively and irrevocably opts out of the extended transition period. As a result, the Company’s financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Adopted Accounting Standards

In March 2016, the FASB issued ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718)”, which simplifies several aspects of the accounting for share-based payment transactions. This standard requires companies to record excess tax benefits and tax deficiencies as income tax benefit or expense in the statement of operations when the awards vest, or are settled, and eliminates the requirement to reclassify cash flows related to excess tax benefits from operating activities to financing activities on the statement of cash flows. This standard also allows an entity to make an accounting policy election to either estimate expected forfeitures or to account for them as they occur. For public business entities, this standard is effective for annual and interim reporting periods beginning after December 15, 2016. For all other entities, this standard is effective for financial statements issued for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted for all entities in any interim or annual period for which financial statements have not been issued or made available for issuance. The Company adopted this ASU beginning January 1, 2018 with no material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows: Restricted Cash (Topic 230), or ASU 2016-18. ASU 2016-18 requires that the statement of cash flows explains the change during the period in the total cash and restricted cash. Therefore, amounts generally described as restricted cash should be included with cash when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. ASU 2016-18 requires retrospective application for all periods presented and as a result the Company has recasted its statement of cash flows for the years-ended December 31, 2017 and 2018 to reflect the adoption of ASU 2016-18, which was implemented on January 1, 2019.

Pending Accounting Standards

In May 2017, the FASB issued ASU No. 2017-09, “Compensation—Stock Compensation (Topic 718) Scope of Modification Accounting,” which provides guidance on the various types of changes which would trigger modification accounting for share-based payment awards. In summary, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The amendments are applied prospectively to awards modified on or after the adoption date. The new guidance will be adopted on January 1, 2019 and the Company does not expect this standard to have a material impact on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), or ASU 2016-02, which requires lessees to record most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. This ASU is effective for all annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220) (“ASU 2018-02”). ASU 2018-02 addresses the effect of the change in the U.S. federal corporate tax rate due to the enactment of the December 22, 2017 Tax Act on items within accumulated other comprehensive income (loss). The guidance will be effective for all annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

On August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. This ASU is effective for all annual reporting periods beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-based Payment Accounting, which expands the scope of Topic 718, Compensation—Stock Compensation, which currently only includes share-based payments issued to employees, to also include share-based payments issued to nonemployees for goods and services. This ASU is effective for all annual reporting periods beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements.

Goodwill

Goodwill—Goodwill is the excess of the acquisition cost of an acquired business over the fair value of the identifiable net assets acquired. Goodwill and other indefinite lived intangible assets are not amortized. These assets are reviewed annually (or more frequently under various conditions) for impairment using a fair value approach. The Company performs its annual, or interim, goodwill impairment test by comparing the fair value of its reporting units with their carrying amounts. The Company expects to perform its annual impairment testing during the fourth quarter of the calendar year. The Company would recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized would not exceed the total amount of goodwill allocated to that reporting unit. Additionally, the Company considers income tax effects from any tax-deductible goodwill on the carrying amount of its reporting unit when measuring the goodwill impairment loss, if applicable. The fair value of the reporting units is estimated using discounted cash flow methodologies, as well as considering third party market value indicators. The Company’s use of a discounted cash flow methodology includes estimates of future revenue based upon budgets and projections. The Company also develops estimates for future levels of gross and operating profits and projected capital expenditures. The Company’s methodology also includes the use of estimated discount rates based upon industry and competitor analysis as well as other factors. Calculating the fair value of the reporting units requires significant estimates and assumptions by management. Should the estimates and assumptions regarding the fair value of the reporting units prove to be incorrect, the Company may be required to record impairments to its goodwill in future periods and such impairments could be material.

The Company has the option to perform a qualitative assessment to determine whether it is necessary to perform the quantitative goodwill impairment test. However, the Company may elect to perform the quantitative goodwill impairment test even if no indications of a potential impairment exist.